Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Weighted Average Number of Shares Used in Computation

	2024	2023	2022
Weighted average number of shares used in computing basic earnings per share	34,032,544	32,770,665	32,469,957
Weighted average number of shares used in computing diluted earnings per share	34,032,544	32,770,665	33,265,567